UNITED STATES
SECURITIES AND EXCHANGE COMMISSIO
N
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Intermediate Duration Municipal Bond Fund
Class A / LITAX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 60	0.59%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	3.79	1.23	1.97
Class A (including sales charges) (a)	0.71	0.60	1.66
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements
, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Class A

|

ASR167_01_(12/25)

Columbia Intermediate Duration Municipal Bond Fund
Class C / LITCX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 121	1.19%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	3.06	0.62	1.34
Class C (including sales charges) (a)	2.06	0.62	1.34
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Class C

|

ASR167_04_(12/25)

Columbia Intermediate Duration Municipal Bond Fund
Institutional Class / SETMX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 40	0.39%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	3.89	1.43	2.16
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Institutional Class

|

ASR167_08_(12/25)

Columbia Intermediate Duration Municipal Bond Fund
Institutional 2 Class / CTMRX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 34	0.33%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	4.06	1.52	2.25
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless
otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Institutional 2 Class

|

ASR167_15_(12/25)

Columbia Intermediate Duration Municipal Bond Fund
Institutional 3 Class / CIMYX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 30	0.29%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	4.21	1.57	2.28
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Institutional 3 Class

|

ASR167_17_(12/25)

Columbia Intermediate Duration Municipal Bond Fund
Class S / SETDX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 40	0.39%
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	3.89	1.43	2.16
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Class S

|

ASR167_16_(12/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	0	2,500	0	0
Tax fees (c)	13,833	13,430	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Intermediate Duration Municipal Bond Fund
Annual Financial Statements and Additional Information
October 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | 2025

Portfolio of Investments
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.900%	2,920,000	2,920,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.900%	8,000,000	8,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.900%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.900%	10,860,000	10,860,000
Total			22,780,000
Total Floating Rate Notes (Cost $22,780,000)			22,780,000

Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.6%
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,707,315
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	2,000,000	2,168,690
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,556,785
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,693,814
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,631,535
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Alabama Gas Supply District (The)(b)
Refunding Revenue Bonds
Project #1
Series 2024A (Mandatory Put 04/01/32)
08/01/2054	5.000%	3,000,000	3,236,719
Southeast Energy Authority A Cooperative District
Revenue Bonds
Series 2025D
09/01/2035	5.000%	5,000,000	5,539,012
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,391,260
09/01/2037	5.000%	2,030,000	2,071,688
09/01/2041	5.000%	1,020,000	1,033,622
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,380,228
Total			39,410,668
Arizona 3.7%
Arizona Industrial Development Authority(c)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,250,125
03/01/2042	5.000%	1,000,000	951,264
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	395,000	394,168
07/15/2040	4.000%	925,000	838,058
07/15/2050	4.000%	4,300,000	3,456,118
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	685,000	670,090
07/15/2049	5.000%	4,025,000	3,713,250
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	360,000	356,118
12/15/2039	5.000%	400,000	400,528
12/15/2049	5.000%	700,000	641,661
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,762,188
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,245,245
Industrial Development Authority of the City of Phoenix (The)(c)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,009,854
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,804,664
02/15/2046	5.000%	1,000,000	974,142
Series 2018
02/15/2048	5.000%	1,960,000	1,901,405
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,496,890
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,333,424
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	751,057
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,016,393
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,120,558
Salt River Project Agricultural Improvement & Power District(d)
Revenue Bonds
Salt River Project
Series 2025C
01/01/2043	5.000%	8,370,000	9,214,762
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,213,400
Series 2024A
01/01/2031	5.000%	2,780,000	3,116,862
01/01/2032	5.000%	850,000	970,412
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2044	5.000%	1,675,000	1,612,501
Total			56,215,137
California 9.4%
Alvord Unified School District(e)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,383,218
Bay Area Toll Authority(f)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	4.470%	5,000,000	4,970,749
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project - Sustainable Bonds
Series 2025 (Mandatory Put 10/01/33)
12/01/2055	5.000%	12,000,000	12,855,379
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	2,000,000	2,115,195
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,003,969
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,004,382
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,797,842
California Municipal Finance Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2035	5.000%	2,500,000	2,652,836
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,560,868
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,910,326
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	457,805
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,460,470
09/01/2038	5.000%	1,000,000	1,131,094
California Statewide Communities Development Authority
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,108,602
Series 2017
05/15/2033	5.000%	1,350,000	1,387,823
05/15/2034	5.000%	1,000,000	1,026,584
05/15/2035	5.000%	2,200,000	2,254,203
City of Los Angeles Department of Airports(g)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,213,415
05/15/2040	5.250%	1,320,000	1,445,451
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,209,257
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,461,343
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,913,344
11/15/2031	5.000%	1,000,000	1,001,755
11/15/2032	5.000%	1,610,000	1,612,826
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,008,042
Escondido Union High School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	412,204
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Escondido Union High School District(h)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,253,218
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	290,000	292,588
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,041,676
06/01/2029	5.000%	1,000,000	1,041,676
Hartnell Community College District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,781,342
Lakeside Union School District/Kern County(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,763
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2025A (BAM)
07/01/2042	5.000%	500,000	544,550
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2025A
01/01/2030	5.000%	1,250,000	1,351,448
Series 2025B
07/01/2034	5.000%	1,000,000	1,159,255
Series 2025C
07/01/2036	5.000%	2,000,000	2,304,796
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,204,410
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,692,999
Norman Y. Mineta San Jose International Airport(g)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,007,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasadena Public Financing Authority(e)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,843,039
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,385,000	1,444,650
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	23,972,844
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	235,439
12/01/2028	5.000%	425,000	425,799
12/01/2030	5.000%	1,000,000	1,001,798
12/01/2031	5.000%	2,000,000	2,003,522
San Francisco City & County Airport Commission - San Francisco International Airport(g)
Refunding Revenue Bonds
Second Series 2024
05/01/2041	5.250%	3,360,000	3,653,991
San Francisco City & County Airport Commission-San Francisco International Airport(g)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	3,500,000	3,842,096
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,746,877
San Jose Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,434,577
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,080,743
State of California
Unlimited General Obligation Refunding Bonds
Series 2025
03/01/2033	5.000%	1,000,000	1,166,885
Total			142,891,383
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 3.5%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,300,654
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,034,169
City & County of Denver Airport System(g)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,209,447
Series 2022D
11/15/2039	5.750%	2,250,000	2,523,401
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,386,979
11/15/2041	5.500%	1,000,000	1,099,751
City of Colorado Springs Utilities System
Revenue Bonds
Series 2025A
11/15/2039	5.000%	1,250,000	1,427,829
Colorado Bridge & Tunnel Enterprise
Refunding Revenue Bonds
Series 2024B
12/01/2035	5.000%	5,200,000	6,082,604
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,065,081
06/01/2047	5.000%	1,000,000	1,032,541
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,059,515
09/01/2050	4.000%	1,500,000	1,589,273
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,811,129
08/01/2049	4.000%	2,265,000	1,975,893
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,385,590
Series 2025A
12/01/2036	5.250%	3,500,000	4,146,345
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Park Creek Metropolitan District
Prerefunded 12/01/25 Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,502,389
Prerefunded 12/1/25 Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,898,019
University of Colorado
Revenue Bonds
Series 2025A
06/01/2036	5.000%	2,500,000	2,925,237
Total			53,455,846
Connecticut 1.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,060,552
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,264,799
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,171,814
Series 2017A
04/15/2034	5.000%	3,000,000	3,091,402
Series 2019A
04/15/2036	5.000%	2,200,000	2,344,318
Series 2024F
11/15/2032	5.000%	5,000,000	5,756,371
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,220,068
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2024
07/01/2035	5.000%	2,580,000	3,020,249
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,012,106
Series 2017A
01/15/2033	5.000%	4,000,000	4,111,772
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
11/01/2036	5.000%	1,485,000	1,567,849
Total			29,621,300
Delaware 0.1%
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	816,845
01/01/2042	5.000%	1,280,000	1,410,363
Total			2,227,208
District of Columbia 2.7%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,012,150
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,835,743
06/01/2046	5.000%	1,385,000	1,381,887
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,103,990
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,102,205
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,340,057
Metropolitan Washington Airports Authority(g)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,253,000
Series 2023A
10/01/2039	5.250%	1,400,000	1,526,543
Metropolitan Washington Airports Authority Aviation(g)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,659,104
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,672,290
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2026	0.000%	5,000,000	4,865,697
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,564,038
Total			41,316,704
Florida 4.8%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	4,009,229
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,711,557
Series 2018A
11/15/2043	5.000%	1,085,000	1,087,627
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,337,130
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,347,735
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	471,098
County of Broward Port Facilities(d)
Revenue Bonds
Series 2025
09/01/2041	5.250%	845,000	922,944
09/01/2042	5.250%	1,000,000	1,083,699
09/01/2043	5.250%	750,000	806,287
County of Miami-Dade Aviation(g)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,923,058
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	915,848
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Seaport Department(g)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,193,181
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,282,078
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	992,427
Florida Municipal Power Agency
Refunding Revenue Bonds
All Requirements Power Supply Project
Series 2025A
10/01/2035	5.000%	1,400,000	1,585,927
Greater Orlando Aviation Authority
Revenue Bonds
Subordinated Series 2024
10/01/2040	5.250%	5,765,000	6,388,100
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,540,230
06/01/2027	5.000%	1,295,000	1,308,852
Hillsborough County Aviation Authority(g)
Revenue Bonds
Tampa International Airport
Series 2024
10/01/2041	5.250%	4,225,000	4,636,177
Subordinated Series 2018
10/01/2048	5.000%	3,000,000	3,010,811
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,031,691
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,085,105
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,568,902
05/15/2037	5.000%	2,500,000	2,516,331
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2027	5.000%	2,500,000	2,504,408
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	415,000	424,780
01/01/2049	5.000%	1,000,000	954,128
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	756,310
01/01/2031	5.000%	935,000	942,869
01/01/2032	5.000%	1,100,000	1,109,293
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,112,536
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	435,509
12/15/2046	4.000%	500,000	400,745
12/15/2050	4.000%	500,000	382,018
Sterling Hill Community Development District(i)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	60,626
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,021,977
Total			73,861,223
Georgia 2.9%
City of Atlanta Department of Aviation(g)
Revenue Bonds
Series 2024B
07/01/2041	5.250%	1,770,000	1,938,162
07/01/2042	5.250%	950,000	1,030,606
City of Atlanta Water & Wastewater
Prerefunded 11/01/27 Revenue Bonds
Series 2018B
11/01/2043	5.000%	2,805,000	2,938,554
Revenue Bonds
Series 2018B
11/01/2043	5.000%	195,000	198,388
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority(i)
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	0.000%	315,000	157,500
03/01/2037	0.000%	2,500,000	1,250,000
03/01/2052	0.000%	2,925,000	1,462,500
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,037,289
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,530,295
02/15/2042	5.000%	3,000,000	3,031,691
Series 2020
02/15/2040	4.000%	7,000,000	6,933,298
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,892,826
05/15/2031	5.000%	4,000,000	4,189,077
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	13,760,000	15,070,318
Total			44,660,504
Guam 0.1%
Territory of Guam(j)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,331,296
12/01/2033	5.000%	1,000,000	1,009,218
Total			2,340,514
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	2,027,747
Illinois 14.7%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,515,957
Series 2018
04/01/2042	5.000%	1,500,000	1,501,227
04/01/2046	5.000%	1,250,000	1,208,937
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,573,002
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,331,326
Chicago O’Hare International Airport(g)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,241,918
Series 2018A
01/01/2038	5.000%	4,250,000	4,384,017
01/01/2039	5.000%	1,250,000	1,285,383
Series 2022
01/01/2038	5.000%	1,000,000	1,064,315
01/01/2039	5.000%	1,215,000	1,285,778
01/01/2040	5.000%	1,770,000	1,852,151
Series 2024C
01/01/2033	5.000%	2,000,000	2,222,981
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,000,690
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,793,914
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,014,455
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,720,508
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,208,382
Series 2019A
01/01/2040	5.000%	6,500,000	6,510,630
01/01/2044	5.000%	11,750,000	11,164,002
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,139,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,047,109
01/01/2035	5.000%	3,310,000	3,370,531
Series 2017B
01/01/2033	5.000%	2,500,000	2,554,210
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,000,118
11/01/2027	5.000%	3,750,000	3,826,469
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,019,602
11/01/2029	5.000%	1,000,000	1,019,497
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,019,036
Cook County School District No. 144 Prairie Hills(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,568,072
12/01/2029	0.000%	2,580,000	2,267,992
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,332,196
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,211,267
11/15/2031	5.000%	2,750,000	2,793,372
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,584,151
11/15/2036	5.250%	3,000,000	3,119,627
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,011,500
12/01/2047	5.000%	1,000,000	980,007
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,054,207
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,257,832
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,001,239
11/15/2027	5.000%	500,000	500,456
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,007,940
Series 2018A
05/15/2043	5.000%	5,000,000	5,083,668
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,152,946
04/01/2039	5.250%	2,085,000	2,344,694
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,270,865
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2025A (AGM)
02/01/2034	5.000%	5,000,000	5,739,403
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,816,091
Series 2019A
01/01/2031	5.000%	500,000	532,911
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,007,144
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,237,365
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,043,744
01/01/2030	5.000%	1,450,000	1,512,576
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,160,761
Series 2018A
01/01/2031	5.000%	2,000,000	2,086,251
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018C
01/01/2043	5.250%	5,000,000	5,133,782
South Suburban College Community School District No. 510(e)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	997,389
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,782,991
10/15/2032	5.000%	1,335,000	1,337,212
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,235,973
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,058,287
11/01/2030	5.000%	1,000,000	1,021,317
Series 2019B
11/01/2034	4.000%	5,000,000	5,059,017
Series 2020
05/01/2039	5.500%	4,000,000	4,283,566
05/01/2045	5.750%	2,000,000	2,108,224
Series 2020C
05/01/2030	5.500%	1,500,000	1,611,417
Series 2021A
03/01/2039	4.000%	3,200,000	3,141,458
Series 2023B
05/01/2040	5.250%	1,690,000	1,816,447
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,033,043
Series 2018A
10/01/2029	5.000%	2,400,000	2,541,188
Series 2018B
10/01/2027	5.000%	2,300,000	2,388,256
10/01/2029	5.000%	5,000,000	5,294,142
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,367,358
Total			223,764,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.7%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,504,083
Series 2018
11/15/2038	5.000%	2,000,000	2,029,651
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,934,923
11/01/2030	3.000%	1,000,000	967,462
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2036	5.000%	2,500,000	2,909,139
Total			10,345,258
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,075,669
Series 2018A
05/15/2043	5.000%	1,000,000	986,514
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,176,870
Total			6,239,053
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,567,402
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,005,728
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,513,080
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	5,600,000	5,985,675
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,321,804
10/01/2031	5.000%	3,500,000	3,557,295
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,037,681
10/01/2028	5.000%	1,850,000	1,882,355
Total			27,871,020
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,571,423
Maryland 1.3%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,824,626
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	395,000	383,509
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,524,641
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,175,572
Total			19,908,348
Massachusetts 3.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	959,182
Series 2018A
01/01/2035	5.000%	10,000,000	10,443,522
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
01/01/2037	5.000%	850,000	900,246
01/01/2039	5.000%	3,960,000	4,167,108
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,527,230
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,125,515
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,518,887
Massachusetts Development Finance Agency
Refundind Revenue Bonds
Boston University
Series 2025
10/01/2038	5.000%	3,000,000	3,410,101
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,024,129
Series 2025
01/01/2040	5.250%	535,000	564,334
01/01/2042	5.250%	450,000	465,155
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,411,759
Revenue Bonds
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	4,510,000	5,276,095
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,311,728
10/01/2036	5.000%	4,600,000	4,620,228
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,988,610
10/01/2037	5.000%	500,000	505,333
10/01/2047	5.000%	500,000	495,749
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,005,152
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	495,099
Massachusetts Port Authority(g)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,126,394
Total			56,341,556
Michigan 1.7%
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,903,163
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,010,110
Revenue Bonds
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,736,985
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	4,034,343
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,056,692
Michigan Strategic Fund(g)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,403,685
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,368,391
Total			25,513,369
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,766,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,016,224
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,749,495
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,084,436
Minneapolis-St. Paul Metropolitan Airports Commission(g)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,381,980
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,124,899
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,489
Total			16,124,050
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,484,089
01/01/2040	4.000%	1,100,000	1,076,944
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,504,773
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,528,119
Total			9,593,925
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.3%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,880,358
02/15/2049	4.000%	2,500,000	2,244,071
Health & Educational Facilities Authority of the State of Missouri
Prerefunded 11/15/25 Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,214,443
Refunding Revenue Bonds
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,027,259
Kansas City Industrial Development Authority(g)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	2,000,000	2,020,309
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,102,790
08/15/2051	5.000%	2,405,000	2,134,889
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	972,250
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	225,000	224,918
Total			19,821,287
Nebraska 0.8%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	3,000,000	3,240,259
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,449,052
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,340,801
Total			12,030,112
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,026,208
09/01/2033	5.000%	1,000,000	1,024,147
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,543,388
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,090,112
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	270,000	270,089
Total			11,953,944
New Jersey 4.7%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,578,666
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,345,765
New Jersey Higher Education Student Assistance Authority(g)
Refunding Revenue Bonds
Series 2025-1B
12/01/2034	5.000%	2,570,000	2,766,222
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,012,673
06/15/2031	5.000%	1,000,000	1,012,759
Series 2024AA
06/15/2041	5.250%	1,000,000	1,120,585
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,591,752
Series 2019
12/15/2033	5.000%	3,000,000	3,250,856
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,017,820
06/15/2044	4.000%	2,500,000	2,409,057
06/15/2050	4.000%	3,500,000	3,193,180
Series 2020AA
06/15/2038	4.000%	1,000,000	1,016,398
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,699,024
Series 2024CC
06/15/2035	5.000%	4,250,000	4,920,506
Series 2025AA
06/15/2037	5.000%	2,500,000	2,884,066
06/15/2038	5.000%	1,700,000	1,939,220
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	4,026,219
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,574,544
Series 2024C
01/01/2042	5.000%	7,000,000	7,602,829
Revenue Bonds
Series 2025B
01/01/2034	5.000%	6,430,000	7,472,980
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,878,285
06/01/2032	5.000%	2,000,000	2,087,237
06/01/2033	5.000%	1,500,000	1,560,522
06/01/2034	5.000%	2,000,000	2,071,180
06/01/2046	5.250%	2,440,000	2,446,180
Total			72,478,525
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,311,027
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,325,000	1,341,170
Total			2,652,197
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 8.7%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,019,367
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,309,137
08/01/2047	5.000%	1,000,000	967,487
Build Resource Corp.(g)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2042	5.500%	1,135,000	1,226,115
07/01/2043	5.500%	730,000	781,365
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,162,652
03/01/2035	5.250%	2,500,000	2,631,319
03/01/2037	5.000%	1,120,000	1,166,265
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,473,152
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,141,302
Long Island Power Authority
Refunding Revenue Bonds
Series 2024A
09/01/2041	5.000%	1,575,000	1,742,499
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,017,139
09/01/2038	5.000%	1,500,000	1,686,474
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,899,114
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,361,211
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,053,681
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,097,652
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,836,254
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,646,159
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	2,900,000	3,117,482
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	459,222
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2032	5.000%	395,000	449,626
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,516,113
Northwell Health Obligated Group
Series 2025
05/01/2031	5.000%	6,750,000	7,484,959
Series 2018A
03/15/2037	5.250%	1,695,000	1,789,215
Series 2024B
03/15/2033	5.000%	3,250,000	3,758,794
Series 2025C
03/15/2036	5.000%	1,000,000	1,169,503
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,470,371
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,501,315
01/01/2041	5.000%	1,000,000	1,098,726
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,760,842
New York Transportation Development Corp.(g)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,276,440
10/01/2045	4.375%	1,500,000	1,402,156
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,191,122
06/30/2041	5.250%	1,580,000	1,658,667
Series 2025
06/30/2040	6.000%	500,000	565,554
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,759,743
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,065,614
06/30/2040	5.500%	1,150,000	1,216,292
Port Authority of New York & New Jersey(g)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,125,332
Series 2023-238
07/15/2038	5.000%	4,300,000	4,658,177
Series 2023-242
12/01/2038	5.000%	1,400,000	1,516,411
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,432,062
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,125,876
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,113,275
Series 2025
11/15/2035	5.000%	3,500,000	4,134,736
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,684,991
05/15/2040	5.000%	1,750,000	1,941,661
05/15/2041	5.000%	2,500,000	2,745,413
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	961,012
TBTA Capital Lockbox Fund
Series 2025
12/01/2036	5.000%	1,425,000	1,666,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,013,857
06/01/2041	5.000%	1,000,000	1,002,785
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,657,213
Total			132,709,128
North Carolina 1.0%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,338,820
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,002,685
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,962,143
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	574,962
10/01/2045	5.000%	1,500,000	1,504,356
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,006,331
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,521,798
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,219,394
04/01/2036	4.000%	1,000,000	1,014,645
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,049,360
Total			15,194,494
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.3%
American Municipal Power, Inc.(d)
Refunding Revenue Bonds
Combined Hydroelectric Projects
Series 2025
02/15/2036	5.000%	500,000	575,479
02/15/2042	5.000%	945,000	1,030,076
Columbus Regional Airport Authority(g)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2036	5.000%	3,510,000	3,879,205
01/01/2042	5.250%	4,175,000	4,457,275
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,013,242
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,252,394
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,128,488
03/01/2038	5.000%	1,500,000	1,681,055
03/01/2039	5.000%	2,000,000	2,229,023
Total			19,246,237
Oklahoma 0.3%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,122,646
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,788,273
11/15/2045	5.250%	250,000	249,953
Total			4,160,872
Oregon 0.9%
Lincoln County School District(e)
Unlimited General Obligation Bonds
Series 2025
06/15/2035	0.000%	1,000,000	1,101,993
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,263,028
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,486,193
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,223,125
11/15/2039	5.000%	2,145,000	2,367,805
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	1,000,000	1,016,488
Total			13,458,632
Pennsylvania 4.2%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,069,944
05/15/2047	5.000%	1,630,000	1,587,794
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,658,593
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,267,682
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,580,292
06/01/2032	5.000%	1,000,000	1,050,966
06/01/2033	5.000%	1,250,000	1,311,065
06/01/2034	5.000%	1,000,000	1,045,927
06/01/2035	5.000%	1,000,000	1,043,399
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	975,000	975,530
01/01/2028	5.000%	1,470,000	1,470,822
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,330,879
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,108,777
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,534,760
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	911,254
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	932,877
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,358,588
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,012,219
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,825,937
Pennsylvania Economic Development Financing Authority(g)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,069,541
Pennsylvania Higher Education Assistance Agency(g)
Revenue Bonds
Series 2025-1A
06/01/2033	5.000%	2,050,000	2,208,634
Pennsylvania Higher Educational Facilitites Authority
Revenue Bonds
Trustees of the University of Pennsylvania (The)
Series 2025
02/15/2035	5.000%	4,190,000	4,922,126
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,001,876
Subordinated Series 2024
06/01/2032	5.000%	1,000,000	1,125,818
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,295,747
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,644,227
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,058,896
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,543,072
Philadelphia Housing Authority
Revenue Bonds
PHADC Acquisition Program
Series 2025
03/01/2036	5.000%	2,265,000	2,503,049
Total			64,450,291
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,309,227
South Carolina 1.6%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,009,957
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,284,647
Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2025
11/01/2042	5.250%	1,125,000	1,242,065
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,205,000	2,200,100
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,750,389
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	973,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2030	5.000%	4,000,000	4,049,742
Series 2016B
12/01/2032	5.000%	3,265,000	3,337,898
Revenue Bonds
Series 2025A
12/01/2042	5.000%	1,250,000	1,337,427
Total			25,185,825
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,754,999
09/01/2030	5.000%	2,250,000	2,321,463
Total			4,076,462
Tennessee 1.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,000,405
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,872,415
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,012,486
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,207,429
05/15/2042	5.000%	2,250,000	2,460,339
Metropolitan Nashville Airport Authority (The)(g)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,033,526
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Series 2025A
12/01/2035	5.000%	4,700,000	5,115,357
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.(b)
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	4,000,000	4,314,703
Total			24,016,660
Texas 6.4%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,185,165
08/01/2040	5.000%	3,000,000	3,248,632
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,008,734
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,044,799
02/15/2038	5.000%	1,250,000	1,293,874
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2030	5.000%	2,600,000	2,886,523
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,088,706
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,016,871
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,458,325
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,000,221
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,786,036
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,453,917
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,623,017
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	5,000,000	5,416,131
City of Houston Airport System(g)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,105,085
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,102,984
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,248,128
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,190,097
Grand Parkway Transportation Corp.(h)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,068,795
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,630,237
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,612,452
New Hope Cultural Education Facilities Finance Corp.(i)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	2,030,625
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,676,464
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,024,094
01/01/2048	5.000%	5,000,000	5,089,120
North Texas Tollway Authority(e)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	7,017,018
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,531,304
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,899,178
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,201,414
11/15/2046	5.000%	1,250,000	1,203,422
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,927,932
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	311,900
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,143,477
Total			97,524,677
Utah 0.5%
City of Salt Lake City Airport(g)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,596,568
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,097,363
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	3,000,000	3,097,830
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,035,200
07/01/2033	5.000%	1,000,000	1,034,121
Total			7,861,082
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,082,851
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,009,301
Washington 2.7%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	6,781,904
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	564,490
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,443,265
Series 2024A
07/01/2038	5.000%	5,500,000	6,259,250
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,265,080
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,071,367
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Prerefunded 12/01/25 Revenue Bonds
Series 2015A
12/01/2030	5.750%	2,820,000	2,826,114
Revenue Bonds
Series 2015A Escrowed to Maturity
12/01/2025	5.000%	730,000	730,077
Port of Seattle(g)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2040	5.250%	5,000,000	5,534,637
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	927,760
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	566,479
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	846,089
01/01/2038	5.000%	2,000,000	1,962,482
Total			40,778,994
West Virginia 0.7%
West Virginia Economic Development Authority(b),(g)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	3,450,000	3,505,076
West Virginia Economic Development Authority(b),(c),(g)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	804,679
West Virginia Hospital Finance Authority
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,706,579
West Virginia University(e)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,974,697
Total			10,991,031
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,635,217
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	820,260
07/01/2047	5.000%	1,000,000	961,260
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,690,742
11/15/2030	5.000%	1,620,000	1,772,143
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	254,569
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,009,309
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,210,000	1,239,520
Wisconsin Center District(e)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,649,014
12/15/2034	0.000%	6,665,000	4,785,349
Total			16,817,383
Total Municipal Bonds (Cost $1,489,549,394)			1,495,110,174

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.530%	1,000,000	1,033,328
Total Municipal Short Term (Cost $1,000,000)			1,033,328

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.015%(k)	3,089,216	3,089,525
Total Money Market Funds (Cost $3,089,216)		3,089,525
Total Investments in Securities (Cost $1,516,418,610)		1,522,013,027
Other Assets & Liabilities, Net		4,423,942
Net Assets		$1,526,436,969
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $36,629,760, which represents 2.40% of total net assets.

(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Notes to Portfolio of Investments (continued)
(g)	Income from this security may be subject to alternative minimum tax.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(i)	Represents a security in default.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2025, the total value of these securities amounted to $2,340,514, which represents 0.15% of total net assets.

(k)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	22,780,000	—	22,780,000
Municipal Bonds	—	1,495,110,174	—	1,495,110,174
Municipal Short Term	—	1,033,328	—	1,033,328
Money Market Funds	3,089,525	—	—	3,089,525
Total Investments in Securities	3,089,525	1,518,923,502	—	1,522,013,027
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Assets and Liabilities
October 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,516,418,610)	$1,522,013,027
Receivable for:
Capital shares sold	4,796,189
Dividends	31,709
Interest	21,007,507
Expense reimbursement due from Investment Manager	8,317
Prepaid expenses	7,348
Deferred compensation of board members	414,099
Total assets	1,548,278,196
Liabilities
Due to custodian	27,850
Payable for:
Investments purchased on a delayed delivery basis	13,582,350
Capital shares redeemed	3,062,735
Distributions to shareholders	4,338,790
Management services fees	19,486
Distribution and/or service fees	1,778
Transfer agent fees	73,082
Compensation of board members	1,576
Other expenses	38,585
Deferred compensation of board members	694,995
Total liabilities	21,841,227
Net assets applicable to outstanding capital stock	$1,526,436,969
Represented by
Paid in capital	1,560,537,564
Total distributable earnings (loss)	(34,100,595)
Total - representing net assets applicable to outstanding capital stock	$1,526,436,969
Class A
Net assets	$296,256,838
Shares outstanding	31,056,088
Net asset value per share	$9.54
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.84
Class C
Net assets	$7,044,379
Shares outstanding	738,219
Net asset value per share	$9.54
Institutional Class
Net assets	$384,911,564
Shares outstanding	40,330,247
Net asset value per share	$9.54
Institutional 2 Class
Net assets	$233,113,190
Shares outstanding	24,464,260
Net asset value per share	$9.53
Institutional 3 Class
Net assets	$588,751,012
Shares outstanding	61,591,670
Net asset value per share	$9.56
Class S
Net assets	$16,359,986
Shares outstanding	1,714,125
Net asset value per share	$9.54
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Operations
Year Ended October 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$173,077
Interest	57,937,955
Total income	58,111,032
Expenses:
Management services fees	7,145,433
Distribution and/or service fees
Class A	613,540
Class C	62,418
Transfer agent fees
Class A	324,972
Advisor Class	13,738
Class C	8,294
Institutional Class	414,643
Institutional 2 Class	121,954
Institutional 3 Class	26,998
Class S	18,918
Custodian fees	19,546
Printing and postage fees	39,133
Registration fees	151,189
Accounting services fees	32,423
Legal fees	41,238
Interest on interfund lending	81
Compensation of chief compliance officer	264
Compensation of board members	27,698
Deferred compensation of board members	22,972
Other	45,831
Total expenses	9,131,283
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,182,009)
Fees waived by transfer agent
Institutional 2 Class	(22,147)
Institutional 3 Class	(17,623)
Expense reduction	(160)
Total net expenses	5,909,344
Net investment income	52,201,688
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,959,281)
Net realized loss	(1,959,281)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,747,419
Net change in unrealized appreciation (depreciation)	8,747,419
Net realized and unrealized gain	6,788,138
Net increase in net assets resulting from operations	$58,989,826
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations
Net investment income	$52,201,688	$53,638,348
Net realized loss	(1,959,281)	(1,353,608)
Net change in unrealized appreciation (depreciation)	8,747,419	74,142,577
Net increase in net assets resulting from operations	58,989,826	126,427,317
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,814,100)	(11,421,767)
Advisor Class	(370,489)	(7,584,151)
Class C	(202,526)	(270,129)
Institutional Class	(13,336,219)	(11,734,265)
Institutional 2 Class	(7,740,872)	(6,956,931)
Institutional 3 Class	(20,114,107)	(16,576,714)
Class S	(606,201)	(49,899)
Class V	—	(27,134)
Total distributions to shareholders	(52,184,514)	(54,620,990)
Decrease in net assets from capital stock activity	(53,378,693)	(75,832,388)
Total decrease in net assets	(46,573,381)	(4,026,061)
Net assets at beginning of year	1,573,010,350	1,577,036,411
Net assets at end of year	$1,526,436,969	$1,573,010,350
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	October 31, 2025		October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,856,663	36,319,109	5,236,242	49,700,324
Distributions reinvested	983,428	9,270,355	1,133,866	10,780,445
Shares redeemed	(8,915,315)	(84,005,491)	(10,948,939)	(103,787,953)
Net decrease	(4,075,224)	(38,416,027)	(4,578,831)	(43,307,184)
Advisor Class
Shares sold	253,757	2,407,699	8,431,140	80,032,002
Distributions reinvested	—	—	250,772	2,382,480
Shares redeemed	(21,573,388)	(205,351,758)	(13,140,216)	(124,268,871)
Net decrease	(21,319,631)	(202,944,059)	(4,458,304)	(41,854,389)
Class C
Shares sold	100,108	942,358	247,742	2,353,859
Distributions reinvested	19,711	185,924	26,739	254,328
Shares redeemed	(373,998)	(3,532,416)	(539,107)	(5,116,883)
Net decrease	(254,179)	(2,404,134)	(264,626)	(2,508,696)
Institutional Class
Shares sold	19,319,189	182,587,511	14,214,249	134,842,197
Distributions reinvested	1,222,070	11,523,500	1,042,984	9,921,541
Shares redeemed	(16,814,027)	(158,153,832)	(11,713,069)	(111,394,871)
Net increase	3,727,232	35,957,179	3,544,164	33,368,867
Institutional 2 Class
Shares sold	10,092,339	95,138,132	6,828,169	64,776,347
Distributions reinvested	822,327	7,740,609	730,235	6,934,363
Shares redeemed	(7,897,621)	(74,364,050)	(10,159,703)	(95,753,047)
Net increase (decrease)	3,017,045	28,514,691	(2,601,299)	(24,042,337)
Institutional 3 Class
Shares sold	29,185,962	277,075,363	11,639,343	110,571,250
Distributions reinvested	114,236	1,078,688	93,726	892,248
Shares redeemed	(15,791,768)	(148,745,726)	(12,663,051)	(120,133,426)
Net increase (decrease)	13,508,430	129,408,325	(929,982)	(8,669,928)
Class S
Shares sold	21	185	2,100,554	20,184,653
Distributions reinvested	64,277	606,201	5,247	49,845
Shares redeemed	(435,250)	(4,101,054)	(20,724)	(198,235)
Net increase (decrease)	(370,952)	(3,494,668)	2,085,077	20,036,263
Class V
Shares sold	—	—	1,001	9,465
Distributions reinvested	—	—	1,563	14,723
Shares redeemed	—	—	(941,114)	(8,879,172)
Net decrease	—	—	(938,550)	(8,854,984)
Total net decrease	(5,767,279)	(53,378,693)	(8,142,351)	(75,832,388)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 10/31/2025	$9.49	0.30	0.05	0.35	(0.30)	—	(0.30)
Year Ended 10/31/2024	$9.07	0.30	0.43	0.73	(0.31)	—	(0.31)
Year Ended 10/31/2023	$9.15	0.30	(0.08)	0.22	(0.30)	—	(0.30)
Year Ended 10/31/2022	$10.46	0.28	(1.28)	(1.00)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2021	$10.51	0.27	0.00	0.27	(0.27)	(0.05)	(0.32)
Class C
Year Ended 10/31/2025	$9.50	0.24	0.04	0.28	(0.24)	—	(0.24)
Year Ended 10/31/2024	$9.08	0.24	0.43	0.67	(0.25)	—	(0.25)
Year Ended 10/31/2023	$9.16	0.24	(0.08)	0.16	(0.24)	—	(0.24)
Year Ended 10/31/2022	$10.46	0.22	(1.27)	(1.05)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2021	$10.51	0.21	0.00	0.21	(0.21)	(0.05)	(0.26)
Institutional Class
Year Ended 10/31/2025	$9.50	0.32	0.04	0.36	(0.32)	—	(0.32)
Year Ended 10/31/2024	$9.08	0.32	0.43	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.16	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2022	$10.46	0.30	(1.28)	(0.98)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2021	$10.51	0.29	0.00	0.29	(0.29)	(0.05)	(0.34)
Institutional 2 Class
Year Ended 10/31/2025	$9.48	0.33	0.05	0.38	(0.33)	—	(0.33)
Year Ended 10/31/2024	$9.06	0.33	0.42	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.14	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.45	0.31	(1.29)	(0.98)	(0.31)	(0.02)	(0.33)
Year Ended 10/31/2021	$10.49	0.30	0.01	0.31	(0.30)	(0.05)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 10/31/2025	$9.54	3.79%	0.80% (c)	0.59% (c),(d)	3.20%	14%	$296,257
Year Ended 10/31/2024	$9.49	8.07%	0.81% (c)	0.59% (c),(d)	3.18%	13%	$333,503
Year Ended 10/31/2023	$9.07	2.35%	0.83%	0.61% (d)	3.20%	16%	$360,252
Year Ended 10/31/2022	$9.15	(9.76% )	0.81% (c)	0.60% (c),(d)	2.86%	3%	$423,921
Year Ended 10/31/2021	$10.46	2.61%	0.83%	0.70% (d)	2.55%	5%	$171,415
Class C
Year Ended 10/31/2025	$9.54	3.06%	1.40% (c)	1.19% (c),(d)	2.60%	14%	$7,044
Year Ended 10/31/2024	$9.50	7.41%	1.41% (c)	1.19% (c),(d)	2.57%	13%	$9,424
Year Ended 10/31/2023	$9.08	1.74%	1.43%	1.21% (d)	2.60%	16%	$11,408
Year Ended 10/31/2022	$9.16	(10.21% )	1.42% (c)	1.20% (c),(d)	2.24%	3%	$12,833
Year Ended 10/31/2021	$10.46	1.99%	1.47%	1.30% (d)	1.94%	5%	$16,754
Institutional Class
Year Ended 10/31/2025	$9.54	3.89%	0.60% (c)	0.39% (c),(d)	3.40%	14%	$384,912
Year Ended 10/31/2024	$9.50	8.28%	0.61% (c)	0.39% (c),(d)	3.38%	13%	$347,645
Year Ended 10/31/2023	$9.08	2.56%	0.63%	0.41% (d)	3.41%	16%	$300,058
Year Ended 10/31/2022	$9.16	(9.49% )	0.62% (c)	0.40% (c),(d)	2.99%	3%	$248,789
Year Ended 10/31/2021	$10.46	2.81%	0.63%	0.50% (d)	2.75%	5%	$843,761
Institutional 2 Class
Year Ended 10/31/2025	$9.53	4.06%	0.55% (c)	0.33% (c)	3.47%	14%	$233,113
Year Ended 10/31/2024	$9.48	8.36%	0.55% (c)	0.33% (c)	3.44%	13%	$203,365
Year Ended 10/31/2023	$9.06	2.64%	0.54%	0.32%	3.49%	16%	$217,920
Year Ended 10/31/2022	$9.14	(9.53% )	0.55% (c)	0.33% (c)	3.16%	3%	$206,896
Year Ended 10/31/2021	$10.45	2.98%	0.56%	0.44%	2.81%	5%	$25,496
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 10/31/2025	$9.50	0.33	0.06	0.39	(0.33)	—	(0.33)
Year Ended 10/31/2024	$9.08	0.33	0.43	0.76	(0.34)	—	(0.34)
Year Ended 10/31/2023	$9.16	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.47	0.33	(1.30)	(0.97)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2021	$10.52	0.30	0.01	0.31	(0.31)	(0.05)	(0.36)
Class S
Year Ended 10/31/2025	$9.50	0.32	0.04	0.36	(0.32)	—	(0.32)
Year Ended 10/31/2024(e)	$9.63	0.03	(0.14)(f)	(0.11)	(0.02)	—	(0.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 10/31/2025	$9.56	4.21%	0.50% (c)	0.29% (c)	3.51%	14%	$588,751
Year Ended 10/31/2024	$9.50	8.40%	0.50% (c)	0.28% (c)	3.49%	13%	$457,028
Year Ended 10/31/2023	$9.08	2.70%	0.50%	0.28%	3.54%	16%	$445,200
Year Ended 10/31/2022	$9.16	(9.46% )	0.52% (c)	0.28% (c)	3.50%	3%	$411,988
Year Ended 10/31/2021	$10.47	2.93%	0.52%	0.39%	2.86%	5%	$2,897
Class S
Year Ended 10/31/2025	$9.54	3.89%	0.60% (c)	0.39% (c),(d)	3.40%	14%	$16,360
Year Ended 10/31/2024 (e)	$9.50	(1.09% )	0.60%	0.39%	3.83%	13%	$19,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements
October 31, 2025
Note 1. Organization
Columbia Intermediate Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The effective management services fee rate for the year ended October 31, 2025 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 31, 2025 through February 28, 2026, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended October 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.01 (a)
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class S	0.11

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended October 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $160.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended October 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	38,900
Class C	—	1.00 (b)	2,752

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2025 through February 28, 2026 (%)	Prior to March 1, 2025 (%)
Class A	0.61	0.61
Class C	1.21	1.21
Institutional Class	0.41	0.41
Institutional 2 Class	0.33	0.33
Institutional 3 Class	0.29	0.28
Class S	0.41	0.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective March 31, 2025 through February 28, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences were primarily due to differing treatment for principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, distributions and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(13)	13	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended October 31, 2025				Year Ended October 31, 2024
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
148,086	52,036,428	—	52,184,514	196,534	54,424,456	—	54,620,990
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	4,973,660	—	(41,393,639)	7,353,169
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,514,659,858	20,615,554	(13,262,385)	7,353,169
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(28,872,066)	(12,521,573)	(41,393,639)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $215,159,731 and $268,144,701, respectively, for the year ended October 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended October 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	4.85	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At October 31, 2025, one unaffiliated shareholder of record owned 29.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Intermediate Duration Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Intermediate Duration Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended October 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Exempt- interest dividends
99.72%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Intermediate Duration Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Columbia Intermediate Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN167_10_R01_(12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025